UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

September 30, 2013

Columbia Pacific/Asia Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with that of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Table of Contents

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Board Consideration and Approval of Advisory Agreement	31
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Pacific/Asia Fund (the Fund) Class A shares returned 1.19% excluding sales charges for the six-month period that ended September 30, 2013.

>  The Fund underperformed the MSCI All Country Asia Pacific Index (Net), which returned 3.80% for the same six-month period.

>  The Fund also underperformed the MSCI EAFE Index (Net), which returned 10.47% for the same six months.

Average Annual Total Returns (%) (for period ended September 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		1.19	13.82	8.20	7.32
Including sales charges		-4.58	7.30	6.94	6.69
Class C*	03/31/08
Excluding sales charges		0.78	13.13	7.42	6.55
Including sales charges		-0.22	12.13	7.42	6.55
Class I*	09/27/10	1.42	14.38	8.64	7.67
Class R4*	03/19/13	1.29	14.20	8.55	7.63
Class W*	06/18/12	1.19	13.83	8.28	7.39
Class Z	12/31/92	1.37	14.17	8.54	7.62
MSCI All Country Asia Pacific Index (Net)		3.80	15.93	7.96	8.14
MSCI EAFE Index (Net)		10.47	23.77	6.35	8.01

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI All Country Asia Pacific Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance in 13 developed and emerging markets in the Asia Pacific region.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country Asia Pacific Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at September 30, 2013)
Samsung Electronics Co., Ltd. (South Korea)	3.7
Toyota Motor Corp. (Japan)	3.6
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.6
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.5
Australia and New Zealand Banking Group Ltd. (Australia)	2.1
Japan Tobacco, Inc. (Japan)	2.1
ORIX Corp. (Japan)	1.8
Industrial & Commercial Bank of China Ltd., Class H (China)	1.8
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	1.8
Fuji Heavy Industries Ltd. (Japan)	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2013)
Australia	11.6
Cambodia	0.5
China	11.9
Hong Kong	7.0
India	2.2
Indonesia	0.8
Japan	39.6
Malaysia	0.7
Philippines	3.0
Singapore	4.8
South Korea	6.6
Taiwan	4.2
Thailand	2.8
United Kingdom	1.1
United States (a)	3.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Daisuke Nomoto, CMA (SAAJ)

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at September 30, 2013)
Aerospace & Defense	0.6
Auto Components	1.1
Automobiles	7.5
Beverages	0.3
Chemicals	0.7
Commercial Banks	16.6
Computers & Peripherals	0.5
Construction & Engineering	2.5
Containers & Packaging	1.0
Diversified Consumer Services	0.5
Diversified Financial Services	4.8
Diversified Telecommunication Services	2.5
Electric Utilities	0.7
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	3.6
Food & Staples Retailing	2.3
Food Products	0.6
Gas Utilities	1.2
Health Care Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	5.4
Household Products	0.5
Industrial Conglomerates	0.7
Insurance	2.2
Internet & Catalog Retail	0.5
Internet Software & Services	2.3
Life Sciences Tools & Services	0.9
Machinery	2.9
Media	1.0
Metals & Mining	0.9
Oil, Gas & Consumable Fuels	1.6
Pharmaceuticals	0.8
Professional Services	1.4
Real Estate Investment Trusts (REITs)	1.5
Real Estate Management & Development	4.9
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	5.7
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	0.4
Tobacco	2.7
Trading Companies & Distributors	3.3
Transportation Infrastructure	1.5
Water Utilities	1.0
Wireless Telecommunication Services	4.5
Money Market Funds	2.2
Total	99.8

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2013 – September 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,011.90	1,017.94	7.59	7.61	1.48
Class C	1,000.00	1,000.00	1,007.80	1,014.06	11.46	11.50	2.24
Class I	1,000.00	1,000.00	1,014.20	1,020.13	5.39	5.40	1.05
Class R4	1,000.00	1,000.00	1,012.90	1,019.21	6.31	6.33	1.23
Class W	1,000.00	1,000.00	1,011.90	1,017.89	7.64	7.66	1.49
Class Z	1,000.00	1,000.00	1,013.70	1,019.16	6.36	6.38	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.6%

Issuer	Shares	Value ($)
Australia 11.6%
Amcor Ltd.	328,862	3,208,575
Australia and New Zealand Banking Group Ltd.	223,932	6,438,576
BHP Billiton Ltd.	91,097	3,031,045
Commonwealth Bank of Australia	66,916	4,447,249
Flight Centre Ltd.	61,355	2,766,829
National Australia Bank Ltd.	47,881	1,534,164
Suncorp Group Ltd.	206,265	2,522,532
Telstra Corp., Ltd.	1,034,936	4,802,308
Wesfarmers Ltd.	80,710	3,100,590
Westfield Retail Trust	707,846	1,962,203
Westpac Banking Corp.	110,134	3,366,449
Total		37,180,520
Cambodia 0.5%
NagaCorp Ltd.	1,940,000	1,636,819
China 11.9%
Baidu, Inc., ADR(a)	8,828	1,369,929
China Communications Construction Co., Ltd., Class H	3,192,000	2,523,773
China Mobile Ltd., ADR	48,574	2,741,031
China Petroleum & Chemical Corp., Class H	2,644,200	2,072,711
China Vanke Co., Ltd., Class B	1,314,983	2,396,548
CIMC Enric Holdings Ltd.	926,000	1,243,031
CNOOC Ltd.	1,573,000	3,186,708
Guangdong Investment Ltd.	3,610,000	3,104,962
Industrial & Commercial Bank of China Ltd., Class H	7,861,100	5,494,598
Luthai Textile Co., Ltd., Class B	1,014,420	1,140,765
New Oriental Education & Technology Group, Inc., ADR	67,534	1,681,596
Tencent Holdings Ltd.	49,800	2,618,912
Vipshop Holdings Ltd., ADS(a)	26,245	1,490,716
Wasion Group Holdings Ltd.	2,285,500	1,385,938
WuXi PharmaTech (Cayman), Inc. ADR(a)	103,150	2,826,310
Zhuzhou CSR Times Electric Co., Ltd., Class H	827,000	2,694,883
Total		37,972,411

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 7.0%
AIA Group Ltd.	401,000	1,886,934
BOC Hong Kong Holdings Ltd.	430,000	1,381,585
Cheung Kong Holdings Ltd.	152,000	2,313,944
Galaxy Entertainment Group Ltd.(a)	519,000	3,647,030
Hutchison Whampoa Ltd.	180,000	2,158,836
Link REIT (The)	580,000	2,835,697
Sands China Ltd.	734,000	4,543,837
Wharf Holdings Ltd.	417,000	3,613,251
Total		22,381,114
India 2.2%
HDFC Bank Ltd., ADR	75,493	2,323,675
ITC Ltd.	409,888	2,229,309
Tata Motors Ltd.	454,435	2,427,666
Total		6,980,650
Indonesia 0.8%
PT Bank Rakyat Indonesia Persero Tbk	1,775,500	1,110,680
PT Perusahaan Gas Negara Persero Tbk	3,041,000	1,366,301
Total		2,476,981
Japan 39.5%
Aoyama Trading Co., Ltd.	73,800	2,016,203
Astellas Pharma, Inc.	49,600	2,533,568
Central Japan Railway Co.	36,100	4,633,607
Century Tokyo Leasing Corp.	104,800	3,299,126
Daiichikosho Co., Ltd.	115,000	3,139,052
Denso Corp.	78,800	3,697,442
Enplas Corp.	18,200	1,156,116
Fuji Heavy Industries Ltd.	195,000	5,433,800
Hino Motors Ltd.	193,000	2,860,344
Hitachi Ltd.	226,000	1,497,532
Hoshizaki Electric Co., Ltd.	73,600	2,543,284
ITOCHU Corp.	412,200	5,077,970
Japan Tobacco, Inc.	177,900	6,413,255
Kakaku.com, Inc.	150,300	3,513,669
Kanamoto Co., Ltd.	119,000	3,257,202
Lawson, Inc.	30,000	2,352,134
Mitsubishi UFJ Financial Group, Inc.	1,279,900	8,209,736
Mitsui & Co., Ltd.	148,600	2,166,875

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	100,200	2,626,306
Namura Shipbuilding Co., Ltd.	203,800	2,721,882
Nihon M&A Center, Inc.	27,400	2,112,489
Nippon Telegraph & Telephone Corp.	58,200	3,029,349
Olympus Corp.(a)	57,700	1,762,517
Omron Corp.	80,300	2,908,773
ORIX Corp.	347,390	5,679,106
Pigeon Corp.	32,800	1,614,997
Raito Kogyo Co., Ltd.	318,000	2,508,972
Resorttrust, Inc.	84,300	3,028,807
SoftBank Corp.	35,300	2,451,497
Sumitomo Mitsui Financial Group, Inc.	161,800	7,835,238
Taisei Corp.	293,000	1,442,122
Temp Holdings Co., Ltd.	93,500	2,365,857
Tokyo Gas Co., Ltd.	456,000	2,501,123
Tokyo Tatemono Co., Ltd.	342,000	3,144,438
Totetsu Kogyo Co., Ltd	63,000	1,414,697
Toyota Motor Corp.	174,300	11,179,175
Tsuruha Holdings, Inc.	21,400	1,888,108
Total		126,016,368
Malaysia 0.7%
Tenaga Nasional Bhd	806,400	2,234,959
Philippines 2.9%
GT Capital Holdings, Inc.	173,800	3,029,088
LT Group, Inc.	2,010,400	831,008
Metropolitan Bank & Trust	948,574	1,809,784
Philippine Long Distance Telephone Co.	33,885	2,310,763
Vista Land & Lifescapes, Inc.	11,707,950	1,432,605
Total		9,413,248
Singapore 4.8%
DBS Group Holdings Ltd.	282,000	3,691,558
Hutchison Port Holdings Trust	3,299,000	2,574,866
Singapore Technologies Engineering Ltd.	585,000	1,947,191
Super Group Ltd.	521,000	1,762,052
Venture Corp., Ltd.	386,000	2,349,290
Wing Tai Holdings Ltd.	1,773,000	2,896,792
Total		15,221,749

Common Stocks (continued)

Issuer	Shares	Value ($)
South Korea 6.6%
Hotel Shilla Co., Ltd.	25,941	1,556,800
Hyundai Motor Co.	20,670	4,822,580
Samsung Electronics Co., Ltd.	9,037	11,495,008
SK Telecom Co., Ltd.	15,326	3,134,006
Total		21,008,394
Taiwan 4.2%
Delta Electronics, Inc.	422,000	2,049,236
Far EasTone Telecommunications Co., Ltd.	606,000	1,509,835
Gigabyte Technology Co., Ltd.	1,516,000	1,473,743
Hermes Microvision, Inc.	43,000	1,254,177
St. Shine Optical Co., Ltd.	59,000	1,625,849
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	321,771	5,457,236
Total		13,370,076
Thailand 2.8%
Advanced Information Service PCL, Foreign Registered Shares	294,400	2,405,611
Bangkok Bank PCL, Foreign Registered Shares	329,600	2,077,247
Bangkok Expressway PCL, Foreign Registered Shares	2,015,700	2,227,115
PTT Global Chemical PCL, Foreign Registered Shares	951,900	2,271,931
Total		8,981,904
United Kingdom 1.1%
HSBC Holdings PLC, ADR	62,652	3,399,498
Total Common Stocks (Cost: $249,680,030)		308,274,691

Exchange-Traded Funds 1.0%

iShares MSCI Pacific ex-Japan ETF	34,501	1,643,972
iShares MSCI South Korea Index Fund	25,822	1,588,828
Total Exchange-Traded Funds (Cost: $3,112,160)		3,232,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Money Market Funds 2.2%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.089%(b)(c)	7,060,370	7,060,370
Total Money Market Funds (Cost: $7,060,370)		7,060,370
Total Investments (Cost: $259,852,560)		318,567,861
Other Assets & Liabilities, Net		786,405
Net Assets		319,354,266

Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	November 7, 2013	2,199,000 (GBP)	3,476,619 (USD)		(82,276)
Morgan Stanley & Co.	November 7, 2013	266,375,000 (JPY)	2,681,826 (USD)		(28,726)
Morgan Stanley & Co.	November 7, 2013	416,425,000 (PHP)	9,537,470 (USD)		(53,600)
Morgan Stanley & Co.	November 7, 2013	3,848,000 (SGD)	3,038,007 (USD)		(29,400)
Morgan Stanley & Co.	November 7, 2013	156,490,000 (THB)	4,927,267 (USD)	—	(63,932)
Morgan Stanley & Co.	November 7, 2013	8,996,486 (USD)	9,758,000 (AUD)	83,764
Morgan Stanley & Co.	November 7, 2013	1,601,458 (USD)	1,708,000 (AUD)		(12,088)
Morgan Stanley & Co.	November 7, 2013	1,309,682 (USD)	14,515,117,000 (IDR)		(68,087)
Morgan Stanley & Co.	November 7, 2013	1,595,056 (USD)	101,814,000 (INR)	9,471
Morgan Stanley & Co.	November 7, 2013	1,635,528 (USD)	102,106,000 (INR)		(26,400)
Morgan Stanley & Co.	November 7, 2013	6,321,714 (USD)	6,874,232,000 (KRW)	53,181
Morgan Stanley & Co.	November 7, 2013	3,483,938 (USD)	11,366,000 (MYR)		(4,478)
Morgan Stanley & Co.	November 7, 2013	7,103,765 (USD)	210,378,000 (TWD)	19,967
Total				166,383	(368,987)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,206,677	74,629,658	(68,775,965)	7,060,370	3,575	7,060,370

Abbreviation Legend

ADR  American Depositary Receipt

ADS  American Depositary Share

Currency Legend

AUD  Australian Dollar

GBP  British Pound

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MYR  Malaysia Ringgits

PHP  Philippine Peso

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at September 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,172,313	51,036,805	—	54,209,118
Consumer Staples	—	20,191,453	—	20,191,453
Energy	—	5,259,419	—	5,259,419
Financials	5,723,172	87,035,433	—	92,758,605
Health Care	2,826,310	5,921,935	—	8,748,245
Industrials	—	48,474,994	—	48,474,994
Information Technology	6,827,165	31,702,394	—	38,529,559
Materials	—	8,511,551	—	8,511,551
Telecommunication Services	2,741,031	19,643,370	—	22,384,401
Utilities	—	9,207,346	—	9,207,346
Exchange-Traded Funds	3,232,800	—	—	3,232,800
Total Equity Securities	24,522,791	286,984,700	—	311,507,491
Mutual Funds
Money Market Funds	7,060,370	—	—	7,060,370
Total Mutual Funds	7,060,370	—	—	7,060,370
Investments in Securities	31,583,161	286,984,700	—	318,567,861
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	166,383	—	166,383
Liabilities
Forward Foreign Currency Exchange Contracts	—	(368,987)	—	(368,987)
Total	31,583,161	286,782,096	—	318,365,257

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $252,792,190)	$311,507,491
Affiliated issuers (identified cost $7,060,370)	7,060,370
Total investments (identified cost $259,852,560)	318,567,861
Foreign currency (identified cost $97,269)	97,260
Unrealized appreciation on forward foreign currency exchange contracts	166,383
Receivable for:
Investments sold	1,336,954
Capital shares sold	30,376
Dividends	1,410,871
Reclaims	5,515
Prepaid expenses	3,165
Trustees' deferred compensation plan	15,381
Total assets	321,633,766
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	368,987
Payable for:
Investments purchased	1,751,392
Capital shares purchased	49,067
Investment management fees	23,041
Distribution and/or service fees	86
Transfer agent fees	10,117
Administration fees	2,119
Compensation of board members	1,395
Chief compliance officer expenses	74
Other expenses	57,841
Trustees' deferred compensation plan	15,381
Total liabilities	2,279,500
Net assets applicable to outstanding capital stock	$319,354,266
Represented by
Paid-in capital	$292,973,832
Excess of distributions over net investment income	(591,512)
Accumulated net realized loss	(31,558,215)
Unrealized appreciation (depreciation) on:
Investments	58,715,301
Foreign currency translations	17,464
Forward foreign currency exchange contracts	(202,604)
Total — representing net assets applicable to outstanding capital stock	$319,354,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Statement of Assets and Liabilities (continued)

September 30, 2013 (Unaudited)

Class A
Net assets	$1,860,059
Shares outstanding	208,046
Net asset value per share	$8.94
Maximum offering price per share(a)	$9.49
Class C
Net assets	$573,527
Shares outstanding	64,732
Net asset value per share	$8.86
Class I
Net assets	$250,838,477
Shares outstanding	27,937,151
Net asset value per share	$8.98
Class R4
Net assets	$2,551
Shares outstanding	284
Net asset value per share(b)	$8.99
Class W
Net assets	$2,959
Shares outstanding	331
Net asset value per share(b)	$8.93
Class Z
Net assets	$66,076,693
Shares outstanding	7,357,937
Net asset value per share	$8.98

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,679,174
Dividends — affiliated issuers	3,575
Interest	56
Foreign taxes withheld	(416,161)
Total income	5,266,644
Expenses:
Investment management fees	1,373,439
Distribution and/or service fees
Class A	2,669
Class C	2,844
Class W	4
Transfer agent fees
Class A	2,007
Class C	530
Class R4	2
Class W	2
Class Z	54,545
Administration fees	126,293
Compensation of board members	13,066
Custodian fees	54,668
Printing and postage fees	17,989
Registration fees	36,051
Professional fees	26,842
Chief compliance officer expenses	106
Other	7,678
Total expenses	1,718,735
Expense reductions	(740)
Total net expenses	1,717,995
Net investment income	3,548,649
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,718,475
Foreign currency translations	(387,071)
Forward foreign currency exchange contracts	(427,939)
Net realized gain	2,903,465
Net change in unrealized appreciation (depreciation) on:
Investments	(1,672,371)
Foreign currency translations	28,481
Forward foreign currency exchange contracts	69,532
Net change in unrealized appreciation (depreciation)	(1,574,358)
Net realized and unrealized gain	1,329,107
Net increase in net assets resulting from operations	$4,877,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013(a)(b)
Operations
Net investment income	$3,548,649	$5,507,951
Net realized gain (loss)	2,903,465	(3,762,817)
Net change in unrealized appreciation (depreciation)	(1,574,358)	34,315,944
Net increase in net assets resulting from operations	4,877,756	36,061,078
Distributions to shareholders
Net investment income
Class A	(18,570)	(47,494)
Class C	(4,635)	(4,266)
Class I	(2,731,932)	(6,224,357)
Class R4	(28)	—
Class W	(29)	(57)
Class Z	(594,457)	(942,174)
Total distributions to shareholders	(3,349,651)	(7,218,348)
Increase (decrease) in net assets from capital stock activity	7,286,431	(3,410,856)
Total increase in net assets	8,814,536	25,431,874
Net assets at beginning of period	310,539,730	285,107,856
Net assets at end of period	$319,354,266	$310,539,730
Excess of distributions over net investment income	$(591,512)	$(790,510)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to March 31, 2013.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to March 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	178,054	1,657,385	340,888	2,879,245
Distributions reinvested	2,227	18,353	5,777	47,070
Redemptions	(299,700)	(2,637,312)	(226,144)	(1,892,711)
Net increase (decrease)	(119,419)	(961,574)	120,521	1,033,604
Class C shares
Subscriptions	8,018	71,808	34,416	292,274
Distributions reinvested	567	4,635	532	4,266
Redemptions	(1,554)	(13,408)	(14,604)	(121,033)
Net increase	7,031	63,035	20,344	175,507
Class I shares
Subscriptions	851,610	7,579,502	4,823,597	38,673,731
Distributions reinvested	330,739	2,731,901	771,566	6,224,291
Redemptions	(1,830,461)	(16,727,353)	(9,009,724)	(72,306,247)
Net decrease	(648,112)	(6,415,950)	(3,414,561)	(27,408,225)
Class R4 shares
Subscriptions	—	—	284	2,500
Net increase	—	—	284	2,500
Class W shares
Subscriptions	—	—	331	2,500
Net increase	—	—	331	2,500
Class Z shares
Subscriptions	2,075,841	18,219,546	3,658,476	29,740,294
Distributions reinvested	54,716	452,505	95,578	786,323
Redemptions	(463,648)	(4,071,131)	(939,504)	(7,743,359)
Net increase	1,666,909	14,600,920	2,814,550	22,783,258
Total net increase (decrease)	906,409	7,286,431	(458,531)	(3,410,856)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to March 31, 2013.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to March 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended September 30, 2013		Year Ended March 31,
Class A	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$8.93		$8.09		$8.56		$7.64		$4.82	$9.42
Income from investment operations:
Net investment income	0.09		0.13		0.13		0.08		0.04	0.11
Net realized and unrealized gain (loss)	0.01		0.88		(0.50	)(a)	0.98		2.78	(3.35)
Total from investment operations	0.10		1.01		(0.37)		1.06		2.82	(3.24)
Less distributions to shareholders:
Net investment income	(0.09)		(0.17)		(0.10)		(0.14)		(0.02)	(0.04)
Net realized gains	—		—		—		—		—	(1.32)
Total distributions to shareholders	(0.09)		(0.17)		(0.10)		(0.14)		(0.02)	(1.36)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.02	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00 (b)	0.00	(b)
Net asset value, end of period	$8.94		$8.93		$8.09		$8.56		$7.64	$4.82
Total return	1.19%		12.74%		(4.28%)		14.26%		59.07%	(40.21%)
Ratios to average net assets(c)(d)
Total gross expenses	1.48	%(e)	1.53%		1.60%		1.88	%(f)	2.18%	2.02	%(g)
Total net expenses(h)	1.48	%(e)(i)	1.52	%(i)	1.60	%(i)	1.65	%(f)	1.73%	1.91	%(g)(i)
Net investment income	2.01	%(e)	1.56%		1.64%		1.01%		0.64%	1.94%
Supplemental data
Net assets, end of period (in thousands)	$1,860		$2,924		$1,675		$1,394		$814	$175
Portfolio turnover	50%		78%		94%		63%		98%	111%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class C	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$8.87		$8.04		$8.47		$7.56		$4.78	$9.42
Income from investment operations:
Net investment income (loss)	0.05		0.07		0.07		0.00	(a)	(0.01)	0.04
Net realized and unrealized gain (loss)	0.01		0.87		(0.49	)(b)	1.00		2.77	(3.32)
Total from investment operations	0.06		0.94		(0.42)		1.00		2.76	(3.28)
Less distributions to shareholders:
Net investment income	(0.07)		(0.11)		(0.01)		(0.09)		—	(0.04)
Net realized gains	—		—		—		—		—	(1.32)
Total distributions to shareholders	(0.07)		(0.11)		(0.01)		(0.09)		—	(1.36)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.02	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00 (a)	0.00	(a)
Net asset value, end of period	$8.86		$8.87		$8.04		$8.47		$7.56	$4.78
Total return	0.78%		11.88%		(4.91%)		13.46%		58.16%	(40.69%)
Ratios to average net assets(c)(d)
Total gross expenses	2.24	%(e)	2.28%		2.32%		2.69	%(f)	2.93%	2.77	%(g)
Total net expenses(h)	2.24	%(e)(i)	2.27	%(i)	2.32	%(i)	2.40	%(f)	2.48%	2.66	%(g)(i)
Net investment income (loss)	1.11	%(e)	0.93%		0.92%		(0.01%)		(0.09%)	0.87%
Supplemental data
Net assets, end of period (in thousands)	$574		$512		$300		$97		$359	$238
Portfolio turnover	50%		78%		94%		63%		98%	111%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class I	(Unaudited)		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$8.96		$8.12	$8.61		$7.89
Income from investment operations:
Net investment income	0.10		0.16	0.16		0.08
Net realized and unrealized gain (loss)	0.02		0.89	(0.49	)(b)	0.64
Total from investment operations	0.12		1.05	(0.33)		0.72
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.16)		—
Total distributions to shareholders	(0.10)		(0.21)	(0.16)		—
Proceeds from regulatory settlements	—		—	0.00	(c)	—
Net asset value, end of period	$8.98		$8.96	$8.12		$8.61
Total return	1.42%		13.17%	(3.83%)		9.13%
Ratios to average net assets(d)(e)
Total gross expenses	1.05	%(f)	1.07%	1.17%		1.39	%(f)(g)
Total net expenses(h)	1.05	%(f)	1.07%	1.17%		1.34	%(f)(g)
Net investment income	2.27	%(f)	1.96%	1.99%		1.76	%(f)
Supplemental data
Net assets, end of period (in thousands)	$250,838		$256,086	$259,769		$80,449
Portfolio turnover	50%		78%	94%		63%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Financial Highlights (continued)

Class R4	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.98		$8.81
Income from investment operations:
Net investment income	0.10		0.03
Net realized and unrealized gain	0.01		0.14
Total from investment operations	0.11		0.17
Less distributions to shareholders:
Net investment income	(0.10)		—
Total distributions to shareholders	(0.10)		—
Net asset value, end of period	$8.99		$8.98
Total return	1.29%		1.93%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.63	%(c)
Total net expenses(d)	1.23	%(c)(e)	1.14	%(c)
Net investment income	2.10	%(c)	1.61	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	50%		78%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to March 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Financial Highlights (continued)

Class W	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.92		$7.55
Income from investment operations:
Net investment income	0.08		0.08
Net realized and unrealized gain	0.02		1.46
Total from investment operations	0.10		1.54
Less distributions to shareholders:
Net investment income	(0.09)		(0.17)
Total distributions to shareholders	(0.09)		(0.17)
Net asset value, end of period	$8.93		$8.92
Total return	1.19%		20.67%
Ratios to average net assets(b)
Total gross expenses	1.49	%(c)	1.54	%(c)
Total net expenses(d)	1.49	%(c)(e)	1.54	%(c)(e)
Net investment income	1.85	%(c)	1.31	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	50%		78%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to March 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class Z	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$8.96		$8.12		$8.61		$7.69		$4.83	$9.42
Income from investment operations:
Net investment income	0.10		0.12		0.14		0.09		0.07	0.10
Net realized and unrealized gain (loss)	0.01		0.91		(0.49	)(a)	0.99		2.81	(3.33)
Total from investment operations	0.11		1.03		(0.35)		1.08		2.88	(3.23)
Less distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.14)		(0.16)		(0.04)	(0.04)
Net realized gains	—		—		—		—		—	(1.32)
Total distributions to shareholders	(0.09)		(0.19)		(0.14)		(0.16)		(0.04)	(1.36)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.02	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00 (b)	0.00	(b)
Net asset value, end of period	$8.98		$8.96		$8.12		$8.61		$7.69	$4.83
Total return	1.37%		12.97%		(4.04%)		14.44%		60.22%	(40.10%)
Ratios to average net assets(c)(d)
Total gross expenses	1.24	%(e)	1.28%		1.35%		1.66	%(f)	1.93%	1.77	%(g)
Total net expenses(h)	1.24	%(e)(i)	1.28	%(i)	1.35%		1.40	%(f)	1.48%	1.66	%(g)(i)
Net investment income	2.15	%(e)	1.47%		1.80%		1.22%		1.02%	1.33%
Supplemental data
Net assets, end of period (in thousands)	$66,077		$51,013		$23,363		$19,154		$30,529	$24,521
Portfolio turnover	50%		78%		94%		63%		98%	111%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements

September 30, 2013 (Unaudited)

Note 1. Organization

Columbia Pacific/Asia Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are OTC agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts [to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio]. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2013:

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets ($)	Statement of Assets and Liabilities ($)	Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	166,383	—	166,383	166,383	—	—	—

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

	Gross	Gross Amounts Offset in the	Net Amounts of Liabilities Presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities ($)	Statement of Assets and Liabilities ($)	Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	368,987	—	368,987	166,383	—	—	202,604

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at September 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	166,383
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	368,987

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended September 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(427,939)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	69,532

The following table is a summary of the volume of derivative instruments for the six months ended September 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	137

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.66% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2013 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.06% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class C	0.19
Class R4	0.14
Class W	0.17
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2013, these minimum account balance fees reduced total expenses by $740.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of

Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares, respectively.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,109 for Class A, and $200 for Class C shares for the six months ended September 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	August 1, 2013 through July 31, 2014	Prior to August 1, 2013
Class A	1.64%	1.54%
Class C	2.39	2.29
Class I	1.24	1.13
Class R4	1.39	1.29
Class W	1.64	1.54
Class Z	1.39	1.29

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2013, the cost of investments for federal income tax purposes was approximately $259,853,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$60,550,000
Unrealized depreciation	(1,835,000)
Net unrealized appreciation	$58,715,000

The following capital loss carryforward, determined as of March 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	$9,165,902
2018	9,726,053
2019	790,415
Unlimited short-term	12,500,179
Total	$32,182,549

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $933,229 at March 31, 2013 as arising on April 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $153,276,959 and $150,046,912, respectively, for the six months ended September 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2013, affiliated shareholder accounts owned 88.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of

Semiannual Report 2013

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Pacific/Asia Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013

Columbia Pacific/Asia Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the eighty-sixth and forty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013

Columbia Pacific/Asia Fund

Board Consideration and Approval of
Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the third and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013

Columbia Pacific/Asia Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013

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Semiannual Report 2013

Columbia Pacific/Asia Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Pacific/Asia Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR209_03_C01_(11/13)

Semiannual Report

September 30, 2013

Columbia Select Large Cap Growth Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with that of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Select Large Cap Growth Fund

Table of Contents

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	22
Board Consideration and Approval of Advisory Agreement	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Select Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Select Large Cap Growth Fund (the Fund) Class A shares returned 17.73% excluding sales charges for the six months ended September 30, 2013.

>  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 10.34% for the same period.

Average Annual Total Returns (%) (for period ended September 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		17.73	29.55	13.85	10.10
Including sales charges		10.95	22.14	12.51	9.45
Class C*	09/28/07
Excluding sales charges		17.32	28.58	13.00	9.28
Including sales charges		16.32	27.58	13.00	9.28
Class I*	09/27/10	17.99	30.16	14.26	10.43
Class R*	12/31/04	17.54	29.26	13.58	9.79
Class R4*	11/08/12	17.85	29.96	14.13	10.37
Class R5*	11/08/12	17.97	30.10	14.16	10.38
Class W*	09/27/10	17.73	29.55	13.83	10.07
Class Y*	11/08/12	18.01	30.21	14.18	10.39
Class Z	10/01/97	17.89	29.93	14.13	10.36
Russell 1000 Growth Index		10.34	19.27	12.07	7.82

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Select Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at September 30, 2013)
Celgene Corp.	5.1
priceline.com, Inc.	4.8
Gilead Sciences, Inc.	4.7
Michael Kors Holdings Ltd.	4.5
Amazon.com, Inc.	4.3
Salesforce.com, Inc.	4.2
FMC Technologies, Inc.	4.0
Cognizant Technology Solutions Corp., Class A	3.8
Precision Castparts Corp.	3.7
Monsanto Co.	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at September 30, 2013)
Common Stocks	98.6
Consumer Discretionary	19.2
Energy	7.1
Financials	2.6
Health Care	20.9
Industrials	6.9
Information Technology	38.4
Materials	3.5
Money Market Funds	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Thomas Galvin, CFA

Todd Herget

Richard Carter

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Select Large Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2013 – September 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,177.30	1,019.82	6.16	5.71	1.11
Class C	1,000.00	1,000.00	1,173.20	1,016.00	10.30	9.55	1.86
Class I	1,000.00	1,000.00	1,179.90	1,022.12	3.67	3.40	0.66
Class R	1,000.00	1,000.00	1,175.40	1,018.55	7.54	6.99	1.36
Class R4	1,000.00	1,000.00	1,178.50	1,021.05	4.83	4.48	0.87
Class R5	1,000.00	1,000.00	1,179.70	1,021.86	3.94	3.66	0.71
Class W	1,000.00	1,000.00	1,177.30	1,019.82	6.16	5.71	1.11
Class Y	1,000.00	1,000.00	1,180.10	1,022.12	3.67	3.40	0.66
Class Z	1,000.00	1,000.00	1,178.90	1,021.10	4.77	4.43	0.86

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Select Large Cap Growth Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
Consumer Discretionary 19.3%
Automobiles 2.5%
Tesla Motors, Inc. (a)	780,110	150,888,876
Internet & Catalog Retail 9.1%
Amazon.com, Inc. (a)	826,451	258,381,641
priceline.com, Inc. (a)	286,138	289,271,211
Total		547,652,852
Specialty Retail 3.3%
TJX Companies, Inc.	3,535,480	199,365,717
Textiles, Apparel & Luxury Goods 4.4%
Michael Kors Holdings Ltd. (a)	3,579,800	266,766,696
Total Consumer Discretionary		1,164,674,141
Energy 7.2%
Energy Equipment & Services 3.9%
FMC Technologies, Inc. (a)	4,269,455	236,613,196
Oil, Gas & Consumable Fuels 3.3%
EOG Resources, Inc.	1,154,066	195,360,293
Total Energy		431,973,489
Financials 2.6%
Capital Markets 2.6%
Franklin Resources, Inc.	3,114,564	157,441,210
Total Financials		157,441,210
Health Care 21.0%
Biotechnology 16.1%
Alexion Pharmaceuticals, Inc. (a)	954,948	110,926,760
Biogen Idec, Inc. (a)	486,664	117,169,224
Celgene Corp. (a)	1,970,162	303,267,037
Gilead Sciences, Inc. (a)	4,477,830	281,386,837
Vertex Pharmaceuticals, Inc. (a)	2,105,110	159,609,440
Total		972,359,298
Pharmaceuticals 4.9%
Allergan, Inc.	2,004,882	181,341,577
Novo Nordisk A/S, ADR	673,835	114,026,359
Total		295,367,936
Total Health Care		1,267,727,234

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 6.9%
Aerospace & Defense 3.7%
Precision Castparts Corp.	981,525	223,041,741
Trading Companies & Distributors 3.2%
Fastenal Co.	3,881,576	195,049,194
Total Industrials		418,090,935
Information Technology 38.7%
Communications Equipment 2.9%
QUALCOMM, Inc.	2,596,031	174,868,648
Internet Software & Services 15.6%
Baidu, Inc., ADR (a)	1,316,084	204,229,915
Facebook, Inc., Class A (a)	4,076,223	204,789,443
Google, Inc., Class A (a)	211,835	185,548,395
LinkedIn Corp., Class A (a)	835,509	205,585,345
MercadoLibre, Inc.	1,061,335	143,184,705
Total		943,337,803
IT Services 7.1%
Cognizant Technology Solutions Corp., Class A (a)	2,784,805	228,688,187
Visa, Inc., Class A	1,040,023	198,748,395
Total		427,436,582
Semiconductors & Semiconductor Equipment 2.5%
ARM Holdings PLC, ADR	3,077,780	148,102,774
Software 10.6%
Red Hat, Inc. (a)	3,968,500	183,106,590
Salesforce.com, Inc. (a)	4,801,196	249,230,084
VMware, Inc., Class A (a)	2,546,410	206,004,569
Total		638,341,243
Total Information Technology		2,332,087,050
Materials 3.6%
Chemicals 3.6%
Monsanto Co.	2,054,935	214,473,566
Total Materials		214,473,566
Total Common Stocks (Cost: $3,635,481,921)		5,986,467,625

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Money Market Funds 1.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.089%(b)(c)	82,279,275	82,279,275
Total Money Market Funds (Cost: $82,279,275)		82,279,275
Total Investments (Cost: $3,717,761,196)		6,068,746,900
Other Assets & Liabilities, Net		(40,771,220)
Net Assets		6,027,975,680

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,068,512	972,830,672	(928,619,909)	82,279,275	40,878	82,279,275

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at September 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,164,674,141	—	—	1,164,674,141
Energy	431,973,489	—	—	431,973,489
Financials	157,441,210	—	—	157,441,210
Health Care	1,267,727,234	—	—	1,267,727,234
Industrials	418,090,935	—	—	418,090,935
Information Technology	2,332,087,050	—	—	2,332,087,050
Materials	214,473,566	—	—	214,473,566
Total Equity Securities	5,986,467,625	—	—	5,986,467,625
Mutual Funds
Money Market Funds	82,279,275	—	—	82,279,275
Total Mutual Funds	82,279,275	—	—	82,279,275
Total	6,068,746,900	—	—	6,068,746,900

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Select Large Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,635,481,921)	$5,986,467,625
Affiliated issuers (identified cost $82,279,275)	82,279,275
Total investments (identified cost $3,717,761,196)	6,068,746,900
Receivable for:
Capital shares sold	5,904,485
Dividends	726,472
Prepaid expenses	56,919
Trustees' deferred compensation plan	88,967
Total assets	6,075,523,743
Liabilities
Payable for:
Investments purchased	39,656,108
Capital shares purchased	6,457,210
Investment management fees	293,085
Distribution and/or service fees	39,387
Transfer agent fees	783,602
Administration fees	23,011
Compensation of board members	10,848
Chief compliance officer expenses	1,212
Other expenses	194,633
Trustees' deferred compensation plan	88,967
Total liabilities	47,548,063
Net assets applicable to outstanding capital stock	$6,027,975,680
Represented by
Paid-in capital	$3,524,964,718
Excess of distributions over net investment income	(20,548,376)
Accumulated net realized gain	172,573,634
Unrealized appreciation (depreciation) on:
Investments	2,350,985,704
Total — representing net assets applicable to outstanding capital stock	$6,027,975,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Select Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

September 30, 2013 (Unaudited)

Class A
Net assets	$1,368,995,950
Shares outstanding	76,340,492
Net asset value per share	$17.93
Maximum offering price per share(a)	$19.02
Class C
Net assets	$122,122,893
Shares outstanding	7,125,445
Net asset value per share	$17.14
Class I
Net assets	$280,878,731
Shares outstanding	15,345,620
Net asset value per share	$18.30
Class R
Net assets	$15,144,078
Shares outstanding	872,349
Net asset value per share	$17.36
Class R4
Net assets	$4,814,944
Shares outstanding	260,461
Net asset value per share	$18.49
Class R5
Net assets	$536,059,934
Shares outstanding	28,963,331
Net asset value per share	$18.51
Class W
Net assets	$20,949,528
Shares outstanding	1,168,336
Net asset value per share	$17.93
Class Y
Net assets	$19,258,437
Shares outstanding	1,034,901
Net asset value per share	$18.61
Class Z
Net assets	$3,659,751,185
Shares outstanding	201,235,055
Net asset value per share	$18.19

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Select Large Cap Growth Fund

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,612,113
Dividends — affiliated issuers	40,878
Interest	673
Total income	10,653,664
Expenses:
Investment management fees	16,798,154
Distribution and/or service fees
Class A	1,581,966
Class C	530,145
Class R	35,647
Class W	25,228
Transfer agent fees
Class A	1,304,532
Class C	109,280
Class R	14,690
Class R4	3,100
Class R5	119,082
Class W	20,797
Class Z	3,621,345
Administration fees	1,328,256
Compensation of board members	80,000
Custodian fees	18,049
Printing and postage fees	197,711
Registration fees	54,459
Professional fees	84,995
Line of credit interest expense	1,792
Chief compliance officer expenses	1,789
Other	73,094
Total expenses	26,004,111
Expense reductions	(3,255)
Total net expenses	26,000,856
Net investment loss	(15,347,192)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	306,079,249
Net realized gain	306,079,249
Net change in unrealized appreciation (depreciation) on:
Investments	658,544,715
Net change in unrealized appreciation (depreciation)	658,544,715
Net realized and unrealized gain	964,623,964
Net increase in net assets resulting from operations	$949,276,772

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Select Large Cap Growth Fund

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Operations
Net investment loss	$(15,347,192)	$(11,363,248)
Net realized gain	306,079,249	323,398,025
Net change in unrealized appreciation (depreciation)	658,544,715	(37,297,683)
Net increase in net assets resulting from operations	949,276,772	274,737,094
Increase (decrease) in net assets from capital stock activity	(92,515,217)	(1,932,911,545)
Total increase (decrease) in net assets	856,761,555	(1,658,174,451)
Net assets at beginning of period	5,171,214,125	6,829,388,576
Net assets at end of period	$6,027,975,680	$5,171,214,125
Excess of distributions over net investment income	$(20,548,376)	$(5,201,184)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Select Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six months ended September 30, 2013 (Unaudited)		Year ended March 31, 2013(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	9,769,596	156,899,333	25,512,396	344,092,808
Redemptions	(10,448,388)	(169,178,571)	(90,179,008)	(1,249,771,685)
Net decrease	(678,792)	(12,279,238)	(64,666,612)	(905,678,877)
Class C shares
Subscriptions	930,921	14,586,041	2,028,428	26,629,649
Redemptions	(396,755)	(6,050,567)	(1,338,704)	(17,323,910)
Net increase	534,166	8,535,474	689,724	9,305,739
Class I shares
Subscriptions	2,186,522	34,906,556	3,778,114	50,783,253
Redemptions	(4,155,907)	(69,725,994)	(6,079,384)	(84,596,028)
Net decrease	(1,969,385)	(34,819,438)	(2,301,270)	(33,812,775)
Class R shares
Subscriptions	117,002	1,821,503	478,942	6,318,988
Redemptions	(158,847)	(2,461,479)	(618,503)	(8,173,308)
Net decrease	(41,845)	(639,976)	(139,561)	(1,854,320)
Class R4 shares
Subscriptions	278,641	4,509,754	357	5,050
Redemptions	(18,537)	(302,348)	—	—
Net increase	260,104	4,207,406	357	5,050
Class R5 shares
Subscriptions	36,318,046	572,472,387	4,234,634	64,805,666
Redemptions	(11,564,552)	(212,742,381)	(24,797)	(377,600)
Net increase	24,753,494	359,730,006	4,209,837	64,428,066
Class W shares
Subscriptions	179,669	2,874,696	603,006	8,142,182
Redemptions	(242,642)	(4,036,367)	(3,043,597)	(40,531,920)
Net decrease	(62,973)	(1,161,671)	(2,440,591)	(32,389,738)
Class Y shares
Subscriptions	1,091,423	17,826,920	189	2,500
Redemptions	(56,711)	(900,000)	—	—
Net increase	1,034,712	16,926,920	189	2,500
Class Z shares
Subscriptions	19,013,617	312,067,793	66,596,344	894,850,146
Redemptions	(46,882,812)	(745,082,493)	(140,678,206)	(1,927,767,336)
Net decrease	(27,869,195)	(433,014,700)	(74,081,862)	(1,032,917,190)
Total net decrease	(4,039,714)	(92,515,217)	(138,729,789)	(1,932,911,545)

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to March 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Select Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended September 30, 2013		Year Ended March 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.23		$14.28		$13.63		$10.60		$7.06		$11.30
Income from investment operations:
Net investment loss	(0.06)		(0.05)		(0.09)		(0.09)		(0.05)		(0.06)
Net realized and unrealized gain (loss)	2.76		1.00		0.95		3.12		3.59		(4.18)
Total from investment operations	2.70		0.95		0.86		3.03		3.54		(4.24)
Less distributions to shareholders:
Net realized gains	—		—		(0.21)		—		—		—
Total distributions to shareholders	—		—		(0.21)		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$17.93		$15.23		$14.28		$13.63		$10.60		$7.06
Total return	17.73%		6.65%		6.39%		28.58%		50.14%		(37.52%)
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)(d)	1.11	%(d)	1.11%		1.24%		1.26%		1.33	%(d)
Total net expenses(e)	1.11	%(c)(d)(f)	1.11	%(d)(f)	1.11	%(f)	1.24	%(f)	1.26	%(f)	1.28	%(d)(f)
Net investment loss	(0.74	%)(c)	(0.40%)		(0.66%)		(0.79%)		(0.53%)		(0.77%)
Supplemental data
Net assets, end of period (in thousands)	$1,368,996		$1,173,231		$2,023,475		$1,242,211		$576,956		$84,493
Portfolio turnover	26%		36%		53%		71%		27%		58%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$14.61		$13.80		$13.28		$10.40		$6.98		$11.26
Income from investment operations:
Net investment loss	(0.12)		(0.15)		(0.17)		(0.17)		(0.12)		(0.12)
Net realized and unrealized gain (loss)	2.65		0.96		0.90		3.05		3.54		(4.16)
Total from investment operations	2.53		0.81		0.73		2.88		3.42		(4.28)
Less distributions to shareholders:
Net realized gains	—		—		(0.21)		—		—		—
Total distributions to shareholders	—		—		(0.21)		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$17.14		$14.61		$13.80		$13.28		$10.40		$6.98
Total return	17.32%		5.87%		5.57%		27.69%		49.00%		(38.01%)
Ratios to average net assets(b)
Total gross expenses	1.86	%(c)(d)	1.87	%(d)	1.86%		1.99%		2.01%		2.08	%(d)
Total net expenses(e)	1.86	%(c)(d)(f)	1.87	%(d)(f)	1.86	%(f)	1.99	%(f)	2.01	%(f)	2.03	%(d)(f)
Net investment loss	(1.49	%)(c)	(1.12%)		(1.35%)		(1.49%)		(1.27%)		(1.37%)
Supplemental data
Net assets, end of period (in thousands)	$122,123		$96,328		$81,441		$14,523		$3,234		$763
Portfolio turnover	26%		36%		53%		71%		27%		58%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class I	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$15.51		$14.47		$13.75		$11.23
Income from investment operations:
Net investment income (loss)	(0.02)		0.01		(0.02)		(0.01)
Net realized and unrealized gain	2.81		1.03		0.95		2.53
Total from investment operations	2.79		1.04		0.93		2.52
Less distributions to shareholders:
Net realized gains	—		—		(0.21)		—
Total distributions to shareholders	—		—		(0.21)		—
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$18.30		$15.51		$14.47		$13.75
Total return	17.99%		7.19%		6.85%		22.44%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)(e)	0.67	%(e)	0.67%		0.76	%(d)
Total net expenses(f)	0.66	%(d)(e)	0.67	%(e)	0.67	%(g)	0.76	%(d)(g)
Net investment income (loss)	(0.28	%)(d)	0.07%		(0.19%)		(0.18	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$280,879		$268,592		$283,920		$126,813
Portfolio turnover	26%		36%		53%		71%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$14.77		$13.87		$13.28		$10.35		$6.91		$11.09
Income from investment operations:
Net investment loss	(0.08)		(0.08)		(0.10)		(0.12)		(0.07)		(0.07)
Net realized and unrealized gain (loss)	2.67		0.98		0.90		3.05		3.51		(4.11)
Total from investment operations	2.59		0.90		0.80		2.93		3.44		(4.18)
Less distributions to shareholders:
Net realized gains	—		—		(0.21)		—		—		—
Total distributions to shareholders	—		—		(0.21)		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$17.36		$14.77		$13.87		$13.28		$10.35		$6.91
Total return	17.54%		6.49%		6.11%		28.31%		49.78%		(37.69%)
Ratios to average net assets(b)
Total gross expenses	1.36	%(c)(d)	1.37	%(d)	1.35%		1.49%		1.51%		1.58	%(d)
Total net expenses(e)	1.36	%(c)(d)(f)	1.37	%(d)(f)	1.35	%(f)	1.49	%(f)	1.51	%(f)	1.53	%(d)(f)
Net investment loss	(0.99	%)(c)	(0.63%)		(0.84%)		(1.03%)		(0.71%)		(0.80%)
Supplemental data
Net assets, end of period (in thousands)	$15,144		$13,498		$14,619		$2,926		$408		$23
Portfolio turnover	26%		36%		53%		71%		27%		58%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

Class R4	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.69		$13.14
Income from investment operations:
Net investment income (loss)	(0.04)		0.03
Net realized and unrealized gain	2.84		2.52
Total from investment operations	2.80		2.55
Net asset value, end of period	$18.49		$15.69
Total return	17.85%		19.41%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)(d)	0.82	%(c)
Total net expenses(e)	0.87	%(c)(d)(f)	0.82	%(c)
Net investment income (loss)	(0.52	%)(c)	0.60	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,815		$6
Portfolio turnover	26%		36%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to March 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

Class R5	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.69		$13.14
Income from investment operations:
Net investment income (loss)	(0.03)		0.01
Net realized and unrealized gain	2.85		2.54
Total from investment operations	2.82		2.55
Net asset value, end of period	$18.51		$15.69
Total return	17.97%		19.41%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)(d)	0.69	%(c)
Total net expenses(e)	0.71	%(c)(d)	0.69	%(c)
Net investment income (loss)	(0.35	%)(c)	0.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$536,060		$66,054
Portfolio turnover	26%		36%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to March 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six months ended September 30, 2013		Year ended March 31,
Class W	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$15.23		$14.28		$13.63		$11.16
Income from investment operations:
Net investment loss	(0.06)		(0.06)		(0.09)		(0.05)
Net realized and unrealized gain	2.76		1.01		0.95		2.52
Total from investment operations	2.70		0.95		0.86		2.47
Less distributions to shareholders:
Net realized gains	—		—		(0.21)		—
Total distributions to shareholders	—		—		(0.21)		—
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$17.93		$15.23		$14.28		$13.63
Total return	17.73%		6.65%		6.39%		22.13%
Ratios to average net assets(c)
Total gross expenses	1.11	%(d)(e)	1.12	%(e)	1.12%		1.25	%(d)
Total net expenses(f)	1.11	%(d)(e)(g)	1.12	%(e)(g)	1.12	%(g)	1.25	%(d)(g)
Net investment loss	(0.74	%)(d)	(0.46%)		(0.67%)		(0.78	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$20,950		$18,755		$52,432		$41,768
Portfolio turnover	26%		36%		53%		71%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

Class Y	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.77		$13.20
Income from investment operations
Net investment income	(0.02)		0.05
Net realized and unrealized gain	2.86		2.52
Total from investment operations	2.84		2.57
Net asset value, end of period	$18.61		$15.77
Total return	18.01%		19.47%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)(d)	0.65	%(c)
Total net expenses(e)	0.66	%(c)(d)	0.65	%(c)
Net investment income	(0.29	%)(c)	0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$19,258		$3
Portfolio turnover	26%		36%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to March 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.43		$14.43		$13.74		$10.65		$7.08		$11.30
Income from investment operations:
Net investment loss	(0.04)		(0.02)		(0.06)		(0.06)		(0.03)		(0.03)
Net realized and unrealized gain (loss)	2.80		1.02		0.96		3.15		3.60		(4.19)
Total from investment operations	2.76		1.00		0.90		3.09		3.57		(4.22)
Less distributions to shareholders:
Net realized gains	—		—		(0.21)		—		—		—
Total distributions to shareholders	—		—		(0.21)		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$18.19		$15.43		$14.43		$13.74		$10.65		$7.08
Total return	17.89%		6.93%		6.64%		29.01%		50.42%		(37.35%)
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)(d)	0.87	%(d)	0.86%		0.99%		1.01%		1.08	%(d)
Total net expenses(e)	0.86	%(c)(d)(f)	0.87	%(d)(f)	0.86	%(f)	0.99	%(f)	1.01	%(f)	1.03	%(d)(f)
Net investment loss	(0.48	%)(c)	(0.16%)		(0.43%)		(0.54%)		(0.29%)		(0.38%)
Supplemental data
Net assets, end of period (in thousands)	$3,659,751		$3,534,748		$4,373,501		$3,353,583		$1,697,630		$732,391
Portfolio turnover	26%		36%		53%		71%		27%		58%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Select Large Cap Growth Fund

Notes to Financial Statements

September 30, 2013 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The

Semiannual Report 2013
22

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2013 was 0.59% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and

Semiannual Report 2013
23

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2013 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Beginning November 8, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended September 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class C	0.21
Class R	0.21
Class R4	0.21
Class R5	0.05
Class R4	0.21
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2013, these minimum account balance fees reduced total expenses by $3,255.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

Semiannual Report 2013
24

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

$339,390 for Class A and $3,113 for Class C shares for the six months ended September 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through July 31, 2014
Class A	1.19%
Class C	1.94
Class I	0.82
Class R	1.44
Class R4	0.94
Class R5	0.87
Class W	1.19
Class Y	0.82
Class Z	0.94

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2013, the cost of investments for federal income tax purposes was approximately $3,717,761,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,375,705,000
Unrealized depreciation	(24,719,000)
Net unrealized appreciation	$2,350,986,000

The following capital loss carryforward, determined as of March 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	120,778,632
Total	120,778,632

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $5,131,306 as arising on April 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,415,167,419 and $1,518,149,181, respectively, for the six months ended September 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends—affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 53.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion

Semiannual Report 2013
25

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 13.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended September 30, 2013, the average daily loan balance outstanding on days when borrowing existed was $13,675,000 at a weighted average interest rate of 1.18%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Health Care Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the health care sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Information Technology Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the information technology sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
26

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Select Large Cap Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
27

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the forty-eight, thirteenth and twenty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager supported the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the third and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk

Semiannual Report 2013
28

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Semiannual Report 2013
29

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013
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Semiannual Report 2013
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Columbia Select Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR215_03_C01_(11/13)

Semiannual Report September 30, 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with that of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Active Portfolios® — Select Large Cap Growth Fund (the Fund) Class A shares returned 17.17% for the six months ended September 30, 2013.
>	The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 10.34% for the same period.

Average Annual Total Returns (%) (for period ended September 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	17.17	29.02	18.35
Russell 1000 Growth Index		10.34	19.27	15.69

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at September 30, 2013)
Gilead Sciences, Inc.	4.7
priceline.com, Inc.	4.7
Celgene Corp.	4.7
Michael Kors Holdings Ltd.	4.5
Salesforce.com, Inc.	4.4
Amazon.com, Inc.	4.3
Cognizant Technology Solutions Corp., Class A	4.1
Precision Castparts Corp.	3.9
FMC Technologies, Inc.	3.9
VMware, Inc., Class A	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at September 30, 2013)
Common Stocks	94.4
Consumer Discretionary	18.3
Energy	6.5
Financials	2.4
Health Care	19.4
Industrials	7.0
Information Technology	37.4
Materials	3.4
Money Market Funds	5.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Thomas Galvin, CFA

Todd Herget

Richard Carter

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Active Portfolios® – Select Large Cap Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2013 – September 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,171.70	1,019.42	6.58	6.12	1.19

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.1%
Issuer	Shares	Value ($)
Consumer Discretionary 18.2%
Automobiles 2.4%

Tesla Motors, Inc.(a)	179,730	34,763,377

Internet & Catalog Retail 8.5%

Amazon.com, Inc.(a)	192,095	60,056,581

priceline.com, Inc.(a)	64,000	64,700,800

Total		124,757,381

Specialty Retail 3.1%

TJX Companies, Inc.	825,040	46,524,006

Textiles, Apparel & Luxury Goods 4.2%

Michael Kors Holdings Ltd.(a)	832,380	62,028,957

Total Consumer Discretionary		268,073,721

Energy 6.5%
Energy Equipment & Services 3.6%

FMC Technologies, Inc.(a)	971,245	53,826,398

Oil, Gas & Consumable Fuels 2.9%

EOG Resources, Inc.	250,000	42,320,000

Total Energy		96,146,398

Financials 2.3%
Capital Markets 2.3%

Franklin Resources, Inc.	683,070	34,529,188

Total Financials		34,529,188

Health Care 19.4%
Biotechnology 14.9%

Alexion Pharmaceuticals, Inc.(a)	219,974	25,552,180

Biogen Idec, Inc.(a)	111,094	26,746,991

Celgene Corp.(a)	420,000	64,650,600

Gilead Sciences, Inc.(a)	1,030,898	64,781,630

Vertex Pharmaceuticals, Inc.(a)	489,480	37,112,374

Total		218,843,775

Pharmaceuticals 4.5%

Allergan, Inc.	444,565	40,210,904

Novo Nordisk A/S, ADR	153,358	25,951,241

Total		66,162,145

Total Health Care		285,005,920

Industrials 7.0%
Aerospace & Defense 3.7%

Precision Castparts Corp.	240,021	54,542,372

Trading Companies & Distributors 3.3%

Fastenal Co.	968,188	48,651,447

Total Industrials		103,193,819

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 37.3%
Communications Equipment 2.7%

QUALCOMM, Inc.	596,370	40,171,483

Internet Software & Services 14.6%

Baidu, Inc., ADR(a)	303,223	47,054,145

Facebook, Inc., Class A(a)	947,830	47,618,979

Google, Inc., Class A(a)	46,639	40,851,567

LinkedIn Corp., Class A(a)	187,277	46,081,379

MercadoLibre, Inc.	242,310	32,690,042

Total		214,296,112

IT Services 6.9%

Cognizant Technology Solutions Corp., Class A(a)	694,507	57,032,915

Visa, Inc., Class A	234,546	44,821,740

Total		101,854,655

Semiconductors & Semiconductor Equipment 2.4%

ARM Holdings PLC, ADR	735,830	35,408,140

Software 10.7%

Red Hat, Inc.(a)	1,008,790	46,545,570

Salesforce.com, Inc.(a)	1,176,782	61,086,754

VMware, Inc., Class A(a)	616,980	49,913,682

Total		157,546,006

Total Information Technology		549,276,396

Materials 3.4%
Chemicals 3.4%

Monsanto Co.	472,070	49,269,946

Total Materials		49,269,946

Total Common Stocks (Cost: $1,062,527,534)		1,385,495,388

Money Market Funds 5.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.089%(b)(c)	81,992,866	81,992,866

Total Money Market Funds (Cost: $81,992,866)		81,992,866

Total Investments (Cost: $1,144,520,400)		1,467,488,254

Other Assets & Liabilities, Net		3,823,484

Net Assets		1,471,311,738

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,871,770	336,130,336	(275,009,240)	81,992,866	21,910	81,992,866

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs,

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Fair Value Measurements (continued)

any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	268,073,721	—	—	268,073,721

Energy	96,146,398	—	—	96,146,398

Financials	34,529,188	—	—	34,529,188

Health Care	285,005,920	—	—	285,005,920

Industrials	103,193,819	—	—	103,193,819

Information Technology	549,276,396	—	—	549,276,396

Materials	49,269,946	—	—	49,269,946

Total Equity Securities	1,385,495,388	—	—	1,385,495,388

Mutual Funds

Money Market Funds	81,992,866	—	—	81,992,866

Total Mutual Funds	81,992,866	—	—	81,992,866

Total	1,467,488,254	—	—	1,467,488,254

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Active Portfolios® – Select Large Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,062,527,534)	$1,385,495,388

Affiliated issuers (identified cost $81,992,866)	81,992,866

Total investments (identified cost $1,144,520,400)	1,467,488,254

Receivable for:

Investments sold	12,992,277

Capital shares sold	6,786,361

Dividends	168,266

Expense reimbursement due from Investment Manager	422

Prepaid expenses	13,548

Trustees’ deferred compensation plan	6,861

Total assets	1,487,455,989

Liabilities

Payable for:

Investments purchased	13,926,064

Capital shares purchased	1,801,528

Investment management fees	80,717

Distribution and/or service fees	30,310

Transfer agent fees	236,373

Administration fees	6,678

Compensation of board members	1,306

Chief compliance officer expenses	265

Other expenses	54,149

Trustees’ deferred compensation plan	6,861

Total liabilities	16,144,251

Net assets applicable to outstanding capital stock	$1,471,311,738

Represented by

Paid-in capital	$1,159,818,448

Excess of distributions over net investment income	(7,059,465)

Accumulated net realized loss	(4,415,099)

Unrealized appreciation (depreciation) on:

Investments	322,967,854

Total — representing net assets applicable to outstanding capital stock	$1,471,311,738

Class A

Net assets	$1,471,311,738

Shares outstanding	115,309,284

Net asset value per share	$12.76

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,454,525

Dividends — affiliated issuers	21,910

Total income	2,476,435

Expenses:

Investment management fees	4,382,011

Distribution and/or service fees

Class A	1,628,241

Transfer agent fees

Class A	1,290,401

Administration fees	363,867

Compensation of board members	22,349

Custodian fees	11,264

Printing and postage fees	77,699

Registration fees	30,219

Professional fees	25,803

Chief compliance officer expenses	402

Other	14,128

Total expenses	7,846,384

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(95,924)

Total net expenses	7,750,460

Net investment loss	(5,274,025)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	28,138,894

Net realized gain	28,138,894

Net change in unrealized appreciation (depreciation) on:

Investments	188,782,458

Net change in unrealized appreciation (depreciation)	188,782,458

Net realized and unrealized gain	216,921,352

Net increase in net assets resulting from operations	$211,647,327

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Active Portfolios® – Select Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013(a)
Operations

Net investment loss	$(5,274,025)	$(3,738,987)

Net realized gain (loss)	28,138,894	(32,553,993)

Net change in unrealized appreciation (depreciation)	188,782,458	134,185,396

Net increase in net assets resulting from operations	211,647,327	97,892,416

Increase (decrease) in net assets from capital stock activity	141,380,848	1,020,371,147

Total increase in net assets	353,028,175	1,118,263,563

Net assets at beginning of period	1,118,283,563	20,000

Net assets at end of period	$1,471,311,738	$1,118,283,563

Excess of distributions over net investment income	$(7,059,465)	$(1,785,440)

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class A shares

Subscriptions	29,065,412	332,586,393	131,956,252	1,306,555,550

Redemptions	(16,463,469)	(191,205,545)	(29,250,911)	(286,184,403)

Total net increase	12,601,943	141,380,848	102,705,341	1,020,371,147

(a)	For the period from April 20, 2012 (commencement of operations) to March 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.89		$10.00

Income from investment operations:

Net investment loss	(0.05)		(0.04)

Net realized and unrealized gain	1.92		0.93

Total from investment operations	1.87		0.89

Net asset value, end of period	$12.76		$10.89

Total return	17.17%		8.90%

Ratios to average net assets(b)

Total gross expenses	1.20	%(c)	1.25	%(c)

Total net expenses(d)	1.19	%(c)	1.19	%(c)

Net investment loss	(0.81	%)(c)	(0.41	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$1,471,312		$1,118,284

Portfolio turnover	28%		44%

Notes to Financial Highlights

(a)	For the period from April 20, 2012 (commencement of operations) to March 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements

September 30, 2013 (Unaudited)

Note 1. Organization

Columbia Active Portfolios® – Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

12	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2013 was 0.67% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

Semiannual Report 2013	13

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended September 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets for Class A shares was 0.20%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.25% of the average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses

(excluding certain fees and expenses described below), through July 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.19% of Class A shares’ average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2013, the cost of investments for federal income tax purposes was approximately $1,144,520,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$330,936,000
Unrealized depreciation	(7,968,000)
Net unrealized appreciation	$322,968,000

The following capital loss carryforward, determined as of March 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	30,924,446

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and

14	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,755,931 as arising on April 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $419,989,209 and $345,434,537, respectively, for the six months ended September 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2013, one affiliated shareholder account owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2013.

Note 9. Significant Risks

Information Technology Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the information technology sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently

Semiannual Report 2013	15

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

16	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the “Board”) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) unanimously approved the continuation of the Investment Management Services Agreement (the “Advisory Agreement”) with Columbia Management Investment Advisers, LLC (the “Investment Manager”) with respect to Columbia Active Portfolios® — Select Large Cap Growth Fund (the “Fund”), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the “Committee”) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•

Information on the investment performance of the Fund from the date of its inception through December 31, 2012, including performance relative to a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•

Information on the Fund’s advisory fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•	The terms and conditions of the Advisory Agreement;

•

The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•	Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•	Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•

Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013	17

Columbia Active Portfolios® – Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager’s ability to coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund from its date of inception through December 31, 2012, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. Because the Fund did not have a complete year of performance from its date of inception, the Committee and the Board did not have information regarding the percentile ranking of the Fund’s performance relative to the returns of a group of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager supported the continuation of the Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund’s advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund’s actual management fee and net expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund’s advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

18	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager’s affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013	19

Columbia Active Portfolios® – Select Large Cap Growth Fund

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20	Semiannual Report 2013

Columbia Active Portfolios® – Select Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	21

Columbia Active Portfolios® – Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR117_03_C01_(11/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 22, 2013